UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21485

Cohen & Steers Select Utility Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value

COMMON STOCK 121.9%
ENERGY 7.5%
DISTRIBUTION 2.9%
Spectra Energy Corp.	1,574,664	$38,547,775

INTEGRATED OIL & GAS 0.5%
Targa Resources Partners LP	240,000	6,960,000

OIL & GAS EQUIPMENT & SERVICES 0.3%
Exterran Partners LP	105,000	3,360,000

OIL & GAS REFINING & MARKETING 2.4%
Spectra Energy Income Fund (Canada) (e)	783,850	7,549,673
Spectra Energy Income Fund, 144A(a) (Canada) (e)	272,000	2,619,776
Williams Partners LP	501,500	20,721,980
		30,891,429
OIL & GAS STORAGE & TRANSPORATION 1.4%
DCP Midstream Partners LP	222,000	9,541,560
Magellan Midstream Partners LP	34,200	1,369,026
Teekay LNG Partners LP	110,400	3,724,896
Teekay Offshore Partners LP	129,000	3,670,050
		18,305,532
TOTAL ENERGY		98,064,736

OIL COMPANY—EXPLORATION & PRODUCTION 0.1%
Duncan Energy Partners LP	66,900	1,524,651

TELECOMMUNICATION SERVICES 6.2%
AT&T	427,000	18,066,370
Citizens Communications Co.	1,565,000	22,410,800
Fairpoint Communications	905,000	17,068,300
Verizon Communications	405,442	17,952,972
Windstream Corp.	350,000	4,942,000
		80,440,442
UTILITIES 108.1%
ELECTRIC UTILITIES 59.8%
Cleco Corp.	246,400	6,226,528

	Number of Shares	Value

DPL	209,700	$5,506,722
Duke Energy Corp.	4,374,128	81,752,452
E.ON AG (ADR) (Germany)	913,916	56,087,025
Edison International	512,300	28,407,035
Energy Transfer Partners LP	141,250	6,900,063
Entergy Corp.	849,150	91,954,453
Exelon Corp.	1,547,164	116,594,279
FirstEnergy Corp.	935,800	59,273,572
FPL Group	1,169,000	71,168,720
ITC Holdings Corp.	290,800	14,409,140
Northeast Utilities	327,500	9,356,675
Pepco Holdings	1,366,200	36,996,696
Pinnacle West Capital Corp.	622,600	24,598,926
PPL Corp.	808,300	37,424,290
Progress Energy	580,750	27,208,138
Scottish and Southern Energy PLC (United Kingdom)	1,138,930	35,210,057
Southern Co.	1,952,500	70,836,700
		779,911,471
ELECTRIC—INTEGRATED 5.0%
American Electric Power Co.	388,900	17,920,512
Electricite de France (France)	290,700	30,736,923
Fortum Oyj (Finland)	244,000	8,955,763
Integrys Energy Group	141,400	7,243,922
		64,857,120
GAS UTILITIES 6.2%
AGL Resources	162,100	6,422,402
Atmos Energy Corp.	210,500	5,961,360
Equitable Resources	1,325,500	68,753,685
		81,137,447
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.7%
Constellation Energy Group	81,000	6,948,990
NRG Energy(b)	135,000	5,709,150

	Number of Shares	Value

TXU Corp.	516,200	$35,344,214
		48,002,354
MULTI UTILITIES 31.8%
Ameren Corp.	962,400	50,526,000
Consolidated Edison	1,022,200	47,327,860
Dominion Resources	377,600	31,831,680
DTE Energy Co.	865,500	41,924,820
NSTAR	346,339	12,056,061
PG&E Corp.	1,481,000	70,791,800
Public Service Enterprise Group	651,400	57,316,686
RWE AG (Germany)	81,479	10,247,513
Sempra Energy	339,000	19,702,680
TECO Energy	317,900	5,223,097
United Utilities PLC (United Kingdom)	840,651	12,039,793
Vectren Corp.	431,067	11,763,818
Xcel Energy	2,062,500	44,426,250
		415,178,058
PIPELINES 1.6%
Enterprise Products Partners LP	322,500	9,755,625
Kinder Morgan Energy Partners LP	155,400	7,676,760
SemGroup Energy Partners LP(b)	107,800	3,125,122
		20,557,507
TOTAL UTILITIES		1,409,643,957
TOTAL COMMON STOCK (Identified cost—$1,110,735,142)		1,589,673,786

PREFERRED SECURITIES—$25 PAR VALUE 15.0%
BANK 2.0%
Bank of America Corp., 6.204%, Series D	140,000	3,444,000
Bank of America Corp., 5.908%, Series E (FRN)	100,000	2,364,000
Bank of America Corp., 6.625%, Series I	52,000	1,305,200
Chevy Chase Bank, 8.00%, Series C	145,500	3,678,240
HSBC USA, 6.50%, Series H	100,000	2,522,000

	Number of Shares	Value

Indymac Bank FSB, 8.50%, due 5/29/49, 144A(a)	170,000	$2,975,000
Sovereign Bancorp, 7.30%, Series C	200,000	5,330,000
Sovereign Capital Trust V, 7.75%, due 5/22/36	80,000	2,016,000
Zions Bancorporation, 6.214%, Series A (FRN)	100,000	2,464,000
		26,098,440
BANK—FOREIGN 0.5%
Northern Rock PLC, 8.00%, Series A	45,000	450,000
Santander Finance Preferred, 6.189%, (FRN), 144A(a)	200,000	4,180,000
Santander Finance Preferred, 6.50%, 144A(a)	80,000	1,745,000
		6,375,000
FINANCE 0.7%
DIVERSIFIED FINANCIAL SERVICE 0.2%
Federal National Mortgage Association, 5.948%, Series P (FRN)	80,000	2,008,000

INVESTMENT BANKER/BROKER 0.3%
JP Morgan Chase Capital X, 7.00%	100,000	2,485,000
Merrill Lynch & Co., 6.00%, Series 5 (FRN)	80,000	1,836,000
		4,321,000
MORTGAGE LOAN/BROKER 0.2%
Countrywide Capital V, 7.00%	120,825	2,325,881
TOTAL FINANCE		8,654,881

GAS—DISTRIBUTION 0.2%
Southern Union Co., 7.55%, Series A	100,000	2,527,000

INSURANCE 1.3%
MULTI-LINE—FOREIGN 0.6%
ING Groep N.V., 7.375%(d)	318,100	7,888,880

PROPERTY CASUALTY—FOREIGN 0.3%
ACE Ltd., 7.80%, Series C	80,000	2,044,800
Arch Capital Group Ltd., 8.00%	60,000	1,533,000
		3,577,800
REINSURANCE—FOREIGN 0.4%
Aspen Insurance Holdings Ltd., 7.401%, Series A	100,000	2,390,000

	Number of Shares	Value

Axis Capital Holdings Ltd., 7.25%, Series A	48,200	$1,149,570
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	20,000	2,008,666
		5,548,236
TOTAL INSURANCE		17,014,916

MEDIA—DIVERSIFIED SERVICES 0.4%
Comcast Corp., 7.00%, due 9/15/55	220,000	5,489,000

REAL ESTATE 8.9%
DIVERSIFIED 1.6%
Digital Realty Trust, 8.50%, Series A	56,000	1,431,360
Forest City Enterprises, 7.375%, Class A	80,800	1,967,480
iStar Financial, 7.875%, Series E	300,700	6,958,198
iStar Financial, 7.80%, Series F	120,000	2,733,600
iStar Financial, 7.65%, Series G	125,000	2,856,250
iStar Financial, 7.50%, Series I	113,940	2,497,565
Lexington Corporate Properties Trust, 8.05%, Series B	75,000	1,849,500
		20,293,953
HEALTH CARE 1.6%
Health Care REIT, 7.875%, Series D	72,550	1,827,535
Health Care REIT, 7.625%, Series F(c)	218,800	5,408,736
LTC Properties, 8.00%, Series F	547,713	13,287,517
		20,523,788
HOTEL 0.5%
Ashford Hospitality Trust, 8.55%, Series A	156,500	3,697,313
Equity Inns, 8.75%, Series B	55,600	959,100
Host Hotels & Resorts, 8.875%, Series E	100,000	2,562,500
		7,218,913
MORTGAGE 0.1%
Newcastle Investment Corp., 8.05%, Series C	80,000	1,688,000

OFFICE 2.7%
Alexandria Real Estate Equities, 8.375%, Series C	511,300	12,833,630
Brandywine Realty Trust, 7.50%, Series C	75,819	1,824,963
Corporate Office Properties Trust, 8.00%, Series G	38,486	960,996

	Number of Shares	Value

Maguire Properties, 7.625%, Series A	233,526	$5,023,144
SL Green Realty Corp., 7.625%, Series C	247,000	6,039,150
SL Green Realty Corp., 7.875%, Series D	347,333	8,759,738
		35,441,621
OFFICE/INDUSTRIAL 0.7%
PS Business Parks, 7.00%, Series H	75,700	1,703,250
PS Business Parks, 6.875%, Series I	54,950	1,210,548
PS Business Parks, 7.95%, Series K	230,000	5,784,500
		8,698,298
RESIDENTIAL—APARTMENT 0.4%
Apartment Investment & Management Co., 7.75%, Series U	30,000	739,500
Apartment Investment & Management Co., 8.00%, Series V	87,000	2,146,290
Apartment Investment & Management Co., 7.875%, Series Y	93,000	2,300,820
		5,186,610
SHOPPING CENTER 1.3%
COMMUNITY CENTER 1.0%
Cedar Shopping Centers, 8.875%, Series A	185,000	4,673,100
Developers Diversified Realty Corp., 7.50%, Series I	302,000	7,248,000
Saul Centers, 8.00%, Series A	67,500	1,654,425
		13,575,525
REGIONAL MALL 0.3%
CBL & Associates Properties, 7.75%, Series C	126,931	3,141,542
TOTAL SHOPPING CENTER		16,717,067
TOTAL REAL ESTATE		115,768,250
TELECOMMUNICATION SERVICES 0.2%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	53,800	1,269,142
United States Cellular Corp., 7.50%, due 6/15/34	91,177	2,147,219
		3,416,361
UTILITIES—ELECTRIC UTILITIES 0.8%
Entergy Arkansas, 6.45%	79,000	1,955,250
Entergy Corp., 7.625% ($50 par value)	40,200	2,687,370

	Number of Shares	Value

FPL Group Capital, 7.45%, Series E	120,000	$3,072,000
PPL Electric Utilities Corp., 6.25%	100,000	2,445,000
		10,159,620
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$201,525,808)		195,503,468

PREFERRED SECURITIES—CAPITAL SECURITIES 6.8%
AUTO—FOREIGN 0.5%
Porsche International Finance PLC, 7.20%	6,000,000	6,058,500

BANK 0.5%
State Street Capital Trust IV, 6.694%, due 6/15/37 (FRN)	2,000,000	1,817,530
Washington Mutual Preferred Funding Cayman, 7.25%, Series A-1, 144A(a)	5,250,000	4,671,712
		6,489,242
ELECTRIC—INTEGRATED 0.8%
DPL Capital Trust II, 8.125%, due 9/1/31	3,000,000	3,408,357
Entergy Louisiana LLC, 6.95%, 144A(a)	30,000	3,000,000
PPL Capital Funding, 6.70%, due 3/30/67, Series A	4,000,000	3,849,808
		10,258,165
FINANCE 1.5%
CREDIT CARD 0.3%
Capital One Capital III, 7.686%, due 8/15/36	3,500,000	3,448,774

DIVERSIFIED FINANCIAL SERVICE 1.0%
Old Mutual Capital Funding, 8.00%, (Eurobond)	13,350,000	13,582,290

INVESTMENT BANKER/BROKER 0.2%
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R	2,000,000	1,972,086
TOTAL FINANCE		19,003,150

FOOD 0.8%
Dairy Farmers of America, 7.875%, 144A(a),(d),(e)	52,500	5,092,500
Gruma S.A., 7.75%, due 12/29/49, 144A(a)	5,000,000	4,987,500
		10,080,000

	Number of Shares	Value

INSURANCE 2.0%
FINANCIAL GUARANTEE 0.2%
Security Capital Assurance Ltd., 6.88%, due 12/31/49, 144A(a)	3,000,000	$2,780,460

LIFE/HEALTH INSURANCE 1.0%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	6,000,000	5,855,742
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)	7,000,000	6,807,052
		12,662,794
MULTI-LINE 0.8%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B(e)	7,000,000	6,816,194
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(a)	4,000,000	3,779,080
		10,595,274
TOTAL INSURANCE		26,038,528

OIL—EXPLORATION AND PRODUCTION 0.5%
Pemex Project Funding Master Trust, 7.75%	7,000,000	7,131,250

PIPELINES 0.2%
Enterprise Products Operating LP, 8.375%, due 8/1/66	3,000,000	3,088,044

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$90,082,436)		88,146,879

	Principal Amount

CORPORATE BONDS 4.5%
GAS UTILITIES 0.7%
Southern Union Co., 7.20%, due 11/1/66	$9,000,000	9,086,031

INDEPENDENT POWER PRODUCER 0.2%
NRG Energy, 7.375%, due 1/15/17	3,000,000	3,007,500

MEDIA 0.9%
Cablevision Systems Corp., 8.00%, due 4/15/12	3,100,000	3,022,500

	Principal Amount	Value

Rogers Cable, 8.75%, due 5/1/32	$7,000,000	$8,275,148
		11,297,648
MULTI UTILITIES 0.6%
Dominion Resources, 7.50%, due 6/30/66	5,000,000	5,093,950
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	2,000,000	2,075,588
		7,169,538
OIL & GAS REFINING & MARKETING 0.2%
Williams Partners LP, 7.25%, due 2/1/17	2,500,000	2,562,500

OIL & GAS STORAGE & TRANSPORTATION 0.2%
Williams Cos. (The), 7.75%, due 6/15/31	3,000,000	3,168,750

SPECIAL PURPOSE ENTITY 0.2%
Valor Telecom Enterprise, 7.75%, due 2/15/15(e)	2,750,000	2,885,350

TELECOMMUNICATION SERVICES 1.4%
Citizens Communications Co., 7.125%, due 3/15/19	3,000,000	2,970,000
Citizens Communications Co., 9.00%, due 8/15/31	7,550,000	7,701,000
Embarq Corp., 7.995%, due 6/1/36	7,000,000	7,480,228
		18,151,228
WIRELESS TELECOMMUNICATIONS SERVICES 0.1%
Rogers Wireless Communications, 7.50%, due 3/15/15, 144A(a)	1,400,000	1,502,558
TOTAL CORPORATE BONDS (Identified cost—$57,522,964)		58,831,103

COMMERCIAL PAPER 1.6%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$21,482,000)	21,482,000	21,482,000

		Value

TOTAL INVESTMENTS (Identified cost—$1,481,348,350)	149.8%	$1,953,637,236

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2%	2,832,157

LIQUIDATION VALUE OF PREFERRED SHARES	(50.0)%	(652,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $30.11 per share based on 43,320,750 shares of capital stock outstanding)	100.0%	$1,304,469,393

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.8% of net assets applicable to common shares.

(b) Non-income producing security.

(c) 40,000 shares segregated as collateral for interest rate swap transactions.

(d) Fair valued security. Aggregate holdings equal 1.0% of net assets applicable to common shares.

(e) Illiquid security. Aggregate holdings equal 1.9% of net assets applicable to common shares.

Interest rate swaps outstanding at September 30, 2007 are as follows:

		Fixed	Floating Rate(a)		Unrealized
	Notional	Rate	(reset monthly)	Termination	Appreciation/
Counterparty	Amount	Payable	Receivable	Date	(Depreciation)
Merrill Lynch Derivative Products AG	$40,000,000	3.8225%	5.7200%	June 1, 2008	$357,388
Merrill Lynch Derivative Products AG	$35,000,000	4.0850%	5.1288%	May 27, 2009	271,715
Merrill Lynch Derivative Products AG	$40,000,000	3.9950%	5.8188%	July 7, 2009	425,788
Royal Bank of Canada	$35,000,000	3.8900%	5.5025%	May 19, 2008	258,464
Royal Bank of Canada	$30,000,000	4.0775%	5.7200%	June 1, 2009	270,907
UBS AG	$32,500,000	3.9775%	5.7525%	June 17, 2008	237,148
UBS AG	$20,000,000	5.2240%	5.4963%	February 20, 2010	(308,233)
UBS AG	$25,000,000	4.5500%	5.7200%	April 4, 2010	25,587
UBS AG	$32,000,000	4.1530%	5.1288%	May 26, 2010	333,610
					$1,872,374

(a)  Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2007.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Interest rate swaps are valued based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation on securites were as follows:

Cost for federal income tax purposes	$1,481,348,350

Gross unrealized appreciation	$484,414,008
Gross unrealized depreciation	(12,125,122)
Net unrealized appreciation	$472,288,886

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT UTILITY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 29, 2007